Intangible Assets, Net and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net and Goodwill [Abstract]
Total amortization expenses (in Dollars)	$ 20	$ 177	$ 647
Discount rate	25.30%	25.50%
Long-term growth rate	3.00%	3.00%